DERIVATIVES AND HEDGING	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES AND HEDGING
NOTE 7:-	DERIVATIVES AND HEDGING

The Company uses derivative instruments primarily to manage exposures to foreign currency exchange rate and to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. The fair values of derivative instruments and the line items to which they were recorded are summarized as follows:

		June 30,	December 31,
	Balance sheet line item	2024	2023
		(Unaudited)
Derivatives designated as hedging instruments:
Foreign exchange contracts	Prepaid expenses and other current assets	$2,657	$9,806
		2,657	9,806
Derivatives not designated as hedging instruments:
		-	-
Total		$2,657	$9,806

The effect of derivative instruments on cash flow hedging, as well as the effect of instruments not designated as hedge and the relationship between income and other comprehensive income for the six months ended June 30, 2024 (unaudited) and June 30, 2023 (unaudited), are summarized below:

	Loss Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Realized Gain (Loss) on Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Amount Excluded from Effectiveness Testing Recognized in Income (Loss)(**)
	Six months ended June 30		Six months ended June 30		Six months ended June 30
	2024	2023	2024	2023	2024	2023
	(Unaudited)
Derivatives designated as hedging instruments:
Foreign exchange contracts	$5,480	$4,293	$1,667	$(5,392)	$-	$-
	5,480	4,293	1,667	(5,392)	-	-
Derivatives not designated as hedging instruments:
Foreign exchange contracts	-	-	-	-	-	-
Total	$5,480	$4,293	$1,667	$(5,392)	$-	$-

(*) Classified in operating expenses in the Condensed Consolidated Statement of Operations.

(**) Includes derivatives not designated as accounting hedge. Classified in financial expense (income), net in the Condensed Consolidated Statement of Operations.

The notional amounts of the outstanding derivatives are summarized as follows:

	June 30, 2024	December 31, 2023
	(Unaudited)
Derivatives designated as hedging instruments:
Foreign exchange contracts:
NIS	$135,674	$157,430
Total	$135,674	$157,430